DEBT (Details) - USD ($)		6 Months Ended
		Jun. 30, 2018	Dec. 31, 2017	Aug. 23, 2017
Debt Instruments [Abstract]
Long-term debt, gross		$ 113,362,500	$ 115,787,500
Less: Current portion of long term debt	[1]	(4,078,627)	(3,913,436)
Less: Debt origination costs		(3,883,677)	(4,347,602)
Long-term debt, noncurrent		105,400,196	107,526,462
Debt origination costs, current		771,373	936,564
MC Credit Partners [Member]
Debt Instruments [Abstract]
Deferred financing costs		1,500,000
Term Loan [Member]
Debt Instruments [Abstract]
Long-term debt, gross		$ 93,362,500	95,787,500
Term Loan [Member] | MC Credit Partners [Member]
Debt Instruments [Abstract]
Aggregate principal amount				$ 97,000,000
Interest rate from December 31, 2017 through September 30, 2019		1.25%
Interest rate from December 31, 2019 and thereafter		2.50%
Frequency of principal payment		Quarterly
Revolving Credit Facility [Member]
Debt Instruments [Abstract]
Long-term debt, gross		$ 20,000,000	$ 20,000,000
Revolving Credit Facility [Member] | MC Credit Partners [Member]
Debt Instruments [Abstract]
Maximum borrowing capacity				$ 20,000,000

[1]	Current portion of long term debt is net of debt origination costs of $771,373 at June 30, 2018 and $936,564 at December 31, 2017.